INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Favorable Lease Terms Accelerated Amortization	$ 1,619